STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,047,528)	$ (3,173,681)	$ (4,409,797)	$ (3,912,326)
Adjustment to reconcile net loss to net cash used in operating activities
Warrants issued for services	68,780	119,036	148,681	135,851
Stock options issued for services	1,286,597	466,671	824,726	674,897
Common stock issued for services and fees	42,963	24,862	41,362	212,156
Depreciation and amortization	126,637	110,054	151,183	126,773
(Increase) decrease in assets
Prepaid expenses and other current assets	(87,338)	(39,259)	3,977	(42,229)
Increase (decrease) in liabilities
Accounts payable	(99,265)	263,885	112,755	(30,974)
Accounts payable and accrued expenses- related parties	1,627	59,468	(38,494)	(6,789)
Accrued expenses	38,830	95,099	25,404	4,611
Net cash used in operating activities	(2,668,697)	(2,073,865)	(3,140,203)	(2,838,030)
CASH FLOWS FROM INVESTING ACTIVITIES
Cost of intangibles	(19,533)	(70,261)	(81,350)	(69,875)
Purchase of property and equipment	(250,565)	(204,189)	(213,189)	(109,278)
Net cash used in investing activities	(270,098)	(274,450)	(294,539)	$ (179,153)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common stock, private placement	$ 1,915,000	3,140,000	3,140,000
Issuance of common stock, exercise of options and warrants		153,830	153,830	$ 72,508
Issuance of common stock, institutional investor		1,036,148	1,036,148	2,278,500
Net cash provided by financing activities	$ 1,915,000	4,329,978	4,329,978	2,351,008
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,023,795)	1,981,663	895,236	(666,175)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	3,165,940	2,270,704	2,270,704	2,936,879
CASH AND CASH EQUIVALENTS - END OF PERIOD	$ 2,142,145	$ 5,147,603	$ 3,165,940	$ 2,270,704